Finance Items - Schedule of Finance Income and Finance Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance income and cost expense [abstract]
Amounts capitalized to property, plant and equipment	$ 200,764	$ 88,441
Weighted average rate of general borrowings	7.90%